Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921



June 5, 2006



VIA EDGAR

US Securities and Exchange Commission
100 F Street NE
Washington, DC 20549


Re:      The Advisors' Inner Circle Fund II (File Nos.033-50718 and 811-07102)

Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information for the Trust's Hancock Horizon Family of Funds that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 48, which was filed with the Securities and Exchange Commission via EDGAR accession number 0001135428-06-000209 on May 31, 2006.

Please do no hesitate to contact me at (215) 963-5110 should you have any questions or comments concerning this filing.

Sincerely,

/s/ John M. Ford
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John M. Ford